Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total for Mr. Schmitt(1)	CAP to Mr. Schmitt(2)(a)	SCT Total for Mr. Hance(1)	CAP to Mr. Hance(2)(b)	SCT Total for Mr. Stewart(1)	CAP to Mr. Stewart(2)(c)	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(7)	Relative TSR Performance Percentile(8)
									TSR(5)	Peer Group TSR(6)
2025	N/A	N/A	N/A	N/A	$5,561,309	$2,744,765	$1,814,118	$1,230,355	$33	$135	$(104)	0th
2024	$917,327	$(1,625,001)	$1,995,885	$2,377,231	$4,564,259	$6,779,794	$1,475,554	$1,397,446	$46	$127	$(820)	0th
2023	$4,866,321	$(766,293)	N/A	N/A	N/A	N/A	$1,047,755	$320,635	$90	$120	$167	0th
2022	$6,055,810	$6,356,982	N/A	N/A	N/A	N/A	$1,742,416	$1,711,824	$150	$97	$193	64th
2021	$6,048,000	$9,065,745	N/A	N/A	N/A	N/A	$1,525,473	$1,726,305	$173	$121	$106	77th

(1)
Mr. Schmitt served as our President and Chief Executive Officer until his departure in February 2024. At that time, Mr. Hance was appointed to serve as our interim Chief Executive Officer until April 2024, when Mr. Stewart was appointed as the permanent Chief Executive Officer. The amounts reported in these columns are the amounts of total compensation reported for Mr. Schmitt, Mr. Hance and Mr. Stewart for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)(a)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each applicable year to determine the compensation actually paid:

Thomas Schmitt	2025	2024	2023	2022	2021
Reported Summary Compensation Table Total for PEO	N/A	$917,327	$4,866,321	$6,055,810	$6,048,000
- Reported Value of Equity Awards	N/A	$—	$(3,815,000)	$(2,875,000)	$(2,875,000)
+ Year End Fair Value of Equity Awards	N/A	$—	$1,499,165	$3,099,190	$4,472,901
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	N/A	$—	$(3,472,861)	$234,398	$1,183,652
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	$(1,006,120)	$156,082	$(157,416)	$236,192
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	$(1,536,208)	$—	$—	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	$—	$—	$—	$—
Compensation Actually Paid to Thomas Schmitt	N/A	$(1,625,001)	$(766,293)	$6,356,982	$9,065,745

(2)(b)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hance, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hance’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hance total compensation for each applicable year to determine the compensation actually paid:

Michael Hance	2025	2024
Reported Summary Compensation Table Total for Michael Hance	N/A	1,995,885
- Reported Value of Equity Awards	N/A	$(1,160,000)
+ Year End Fair Value of Equity Award	N/A	$1,830,328
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	N/A	$(73,880)
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	$(198,437)
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	$(16,665)
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	$—
Compensation Actually Paid to Michael Hance	N/A	$2,377,231
(2)(c)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Stewart, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stewart during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stewart’s total compensation for each year to determine the compensation actually paid:

Shawn Stewart	2025	2024
Reported Summary Compensation Table Total for Shawn Stewart	$5,561,309	4,564,259
- Reported Value of Equity Awards	$(4,037,990)	$(3,234,892)
+ Year End Fair Value of Equity Awards	$3,094,560	$5,450,426
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(1,567,045)	$—
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(306,070)	$—
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid to Shawn Stewart	$2,744,765	$6,779,794

(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Stewart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Stewart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jamie Pierson, Jerome Lorrain, Michael L. Hance and Eric Brandt; (ii) for 2024, Jamie Pierson, Rebecca Garbrick, Chris C. Ruble, Nancee Ronning and Joseph M. Tomasello ; (ii) for 2023, Michael L. Hance, Rebecca J. Garbrick, Chris C. Ruble and Kyle R. Mitchin; (iii) for 2022, Rebecca J. Garbrick, Chris C. Ruble, Michael L. Hance, and Kyle R. Mitchin; and (iv) for 2021, Rebecca J. Garbrick, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Michael J. Morris.

(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Stewart), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Stewart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Stewart) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Average for Non-PEO NEOs	2025	2024	2023	2022	2021
Average Reported Summary Compensation Table Total for Non-PEO NEOs	$1,814,118	$1,475,554	$1,047,755	$1,742,416	$1,525,473
- Average Reported Value of Equity Awards	$(1,117,310)	$(832,000)	$(518,750)	$(465,000)	$(448,000)
+ Average Year End Fair Value of Equity Awards	$901,763	$1,421,554	$223,513	$490,666	$615,596
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	$(133,303)	$(22,857)	$(453,197)	$(4,743)	$144,644
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(226,600)	$(37,281)	$21,314	$(51,515)	$12,362
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(8,312)	$(607,524)	$—	$—	$(123,770)
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs	$1,230,355	$1,397,446	$320,635	$1,711,824	$1,726,305
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Represents the peer group TSR at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Trucking and Transportation Stocks Index, which is the same peer group used for the Stock Return Performance Graph included in our Annual Report.

(7)
The amounts reported represent the net income as reflected in the Company’s audited financial statements for the applicable year.

(8)
Relative TSR Performance Percentile is based on the metric used for our TSR performance shares, as discussed in more detail within the “Long-Term Equity Incentive Awards” section of this Proxy Statement. Amounts shown in this table for each year reflect the Company’s one-year TSR relative to the one-year TSR of the peer group used for the TSR performance shares awarded for that year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Relative TSR Performance Percentile is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Relative TSR Performance Percentile
Named Executive Officers, Footnote
(1)
Mr. Schmitt served as our President and Chief Executive Officer until his departure in February 2024. At that time, Mr. Hance was appointed to serve as our interim Chief Executive Officer until April 2024, when Mr. Stewart was appointed as the permanent Chief Executive Officer. The amounts reported in these columns are the amounts of total compensation reported for Mr. Schmitt, Mr. Hance and Mr. Stewart for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Stewart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Stewart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Jamie Pierson, Jerome Lorrain, Michael L. Hance and Eric Brandt; (ii) for 2024, Jamie Pierson, Rebecca Garbrick, Chris C. Ruble, Nancee Ronning and Joseph M. Tomasello ; (ii) for 2023, Michael L. Hance, Rebecca J. Garbrick, Chris C. Ruble and Kyle R. Mitchin; (iii) for 2022, Rebecca J. Garbrick, Chris C. Ruble, Michael L. Hance, and Kyle R. Mitchin; and (iv) for 2021, Rebecca J. Garbrick, Scott E. Schara, Chris C. Ruble, Michael L. Hance and Michael J. Morris.

Peer Group Issuers, Footnote
(6)
Represents the peer group TSR at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Trucking and Transportation Stocks Index, which is the same peer group used for the Stock Return Performance Graph included in our Annual Report.

Adjustment To PEO Compensation, Footnote
(2)(a)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Schmitt, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schmitt during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Schmitt’s total compensation for each applicable year to determine the compensation actually paid:

Thomas Schmitt	2025	2024	2023	2022	2021
Reported Summary Compensation Table Total for PEO	N/A	$917,327	$4,866,321	$6,055,810	$6,048,000
- Reported Value of Equity Awards	N/A	$—	$(3,815,000)	$(2,875,000)	$(2,875,000)
+ Year End Fair Value of Equity Awards	N/A	$—	$1,499,165	$3,099,190	$4,472,901
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	N/A	$—	$(3,472,861)	$234,398	$1,183,652
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	$(1,006,120)	$156,082	$(157,416)	$236,192
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	$(1,536,208)	$—	$—	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	$—	$—	$—	$—
Compensation Actually Paid to Thomas Schmitt	N/A	$(1,625,001)	$(766,293)	$6,356,982	$9,065,745

(2)(b)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hance, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hance’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hance total compensation for each applicable year to determine the compensation actually paid:

Michael Hance	2025	2024
Reported Summary Compensation Table Total for Michael Hance	N/A	1,995,885
- Reported Value of Equity Awards	N/A	$(1,160,000)
+ Year End Fair Value of Equity Award	N/A	$1,830,328
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	N/A	$(73,880)
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	N/A	$(198,437)
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	N/A	$(16,665)
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	$—
Compensation Actually Paid to Michael Hance	N/A	$2,377,231
(2)(c)
The amounts reported in this column represent the amount of “compensation actually paid” to Mr. Stewart, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stewart during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stewart’s total compensation for each year to determine the compensation actually paid:

Shawn Stewart	2025	2024
Reported Summary Compensation Table Total for Shawn Stewart	$5,561,309	4,564,259
- Reported Value of Equity Awards	$(4,037,990)	$(3,234,892)
+ Year End Fair Value of Equity Awards	$3,094,560	$5,450,426
+ Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(1,567,045)	$—
+/- Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(306,070)	$—
+/- Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—
+/- Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid to Shawn Stewart	$2,744,765	$6,779,794

Non-PEO NEO Average Total Compensation Amount	$ 1,814,118	$ 1,475,554	$ 1,047,755	$ 1,742,416	$ 1,525,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,230,355	1,397,446	320,635	1,711,824	1,726,305
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Stewart), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Stewart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Stewart) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Average for Non-PEO NEOs	2025	2024	2023	2022	2021
Average Reported Summary Compensation Table Total for Non-PEO NEOs	$1,814,118	$1,475,554	$1,047,755	$1,742,416	$1,525,473
- Average Reported Value of Equity Awards	$(1,117,310)	$(832,000)	$(518,750)	$(465,000)	$(448,000)
+ Average Year End Fair Value of Equity Awards	$901,763	$1,421,554	$223,513	$490,666	$615,596
+/- Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	$(133,303)	$(22,857)	$(453,197)	$(4,743)	$144,644
+/- Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(226,600)	$(37,281)	$21,314	$(51,515)	$12,362
- Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(8,312)	$(607,524)	$—	$—	$(123,770)
+ Average Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs	$1,230,355	$1,397,446	$320,635	$1,711,824	$1,726,305

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance philosophy to support the achievement of short- and long-term financial, operational and strategic objectives. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase stockholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Operating Income

•
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)

•
Unlevered Free Cash Flow

•
Relative TSR Performance Percentile (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 33	46	90	150	173
Peer Group Total Shareholder Return Amount	135	127	120	97	121
Net Income (Loss)	$ (104,000,000)	$ (820,000,000)	$ 167,000,000	$ 193,000,000	$ 106,000,000
Company Selected Measure Amount	0	0	0	64	77
PEO Name	Mr. Stewart
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR Performance Percentile
Non-GAAP Measure Description
(8)
Relative TSR Performance Percentile is based on the metric used for our TSR performance shares, as discussed in more detail within the “Long-Term Equity Incentive Awards” section of this Proxy Statement. Amounts shown in this table for each year reflect the Company’s one-year TSR relative to the one-year TSR of the peer group used for the TSR performance shares awarded for that year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Relative TSR Performance Percentile is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Measure:: 4
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow
Mr. Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,561,309	$ 4,564,259
PEO Actually Paid Compensation Amount	2,744,765	6,779,794
Mr. Schmitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		917,327	$ 4,866,321	$ 6,055,810	$ 6,048,000
PEO Actually Paid Compensation Amount		(1,625,001)	(766,293)	6,356,982	9,065,745
Mr. Hance [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,995,885
PEO Actually Paid Compensation Amount		2,377,231
Non-PEO NEO Average Compensation Actually Paid Amount		2,377,231
PEO | Mr. Stewart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,037,990)	(3,234,892)
PEO | Mr. Stewart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,094,560	5,450,426
PEO | Mr. Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,567,045)
PEO | Mr. Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306,070)
PEO | Mr. Stewart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Stewart [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Schmitt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,815,000)	(2,875,000)	(2,875,000)
PEO | Mr. Schmitt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,499,165	3,099,190	4,472,901
PEO | Mr. Schmitt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,472,861)	234,398	1,183,652
PEO | Mr. Schmitt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,006,120)	156,082	(157,416)	236,192
PEO | Mr. Schmitt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,536,208)
PEO | Mr. Schmitt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hance [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,160,000)
PEO | Mr. Hance [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,830,328
PEO | Mr. Hance [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,880)
PEO | Mr. Hance [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(198,437)
PEO | Mr. Hance [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,665)
PEO | Mr. Hance [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,117,310)	(832,000)	(518,750)	(465,000)	(448,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,763	1,421,554	223,513	490,666	615,596
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,303)	(22,857)	(453,197)	(4,743)	144,644
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,600)	(37,281)	21,314	(51,515)	12,362
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,312)	(607,524)			(123,770)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount